[graphic: head of Statue of Liberty]


                        LIBERTY INCOME BOND FUND CLASS A
                              STEIN ROE INCOME FUND

                                SEMIANNUAL REPORT
                                DECEMBER 31, 2001

CONTENTS
--------------------------------------------------------------------------------
Fund Performance..........................................................   1
   How Liberty Income Bond Fund Class A has done over time

Portfolio Manager's Report................................................   2

Portfolio of Investments..................................................   3
   A complete list of investments with market values

Financial Statements......................................................   8
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.............................................  14

Financial Highlights......................................................  17
   Selected per-share data

Shareholder Meeting Results...............................................  19



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty Income Bond Fund Class A with its benchmark, the Lehman Brothers Intermediate Credit Bond Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed income securities that have grown in value).

                         AVERAGE ANNUAL TOTAL RETURN (%)
                         PERIOD ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
                                                                          6-month
                                                                        cumulative      1-year         5-year        10-year
------------------------------------------------------------------------------------------------------------------------------
LIBERTY INCOME BOND FUND, CLASS A WITHOUT SALES CHARGE                        2.68          8.36           6.53           7.44
LIBERTY INCOME BOND FUND, CLASS A WITH SALES CHARGE                          -2.24          3.18           5.50           6.91
Lehman Brothers Intermediate Credit Bond Index                                4.52          9.77           7.15           7.42


GROWTH OF A $10,000 INVESTMENT FROM DECEMBER 31, 1991 TO DECEMBER 31, 2001 [line chart data]

Liberty Income Bond Fund Class A

                                                            Lehman
                          Fund             Fund             Brothers
                          without          with             Intermediate
                          sales            sales            Credit Bond
                          charge           charge           Index

6/30/1991                 $10,000          $ 9,525           $10,000
12/31/1992                 10,910           10,392            10,820
12/31/1993                 12,371           11,783            12,025
12/31/1994                 11,897           11,332            11,705
12/31/1995                 14,245           13,568            13,928
12/31/1996                 14,932           14,223            14,480
12/31/1997                 16,362           15,585            15,690
12/31/1998                 17,014           16,206            16,991
12/31/1999                 17,224           16,406            17,019
12/31/2000                 18,906           18,008            18,631
12/31/2001                 20,490           19,507            20,451


Liberty Income Bond Fund Class A is a class of Stein Roe Income Fund (the fund), a series of Liberty-Stein Roe Income Funds Trust. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The "with sales charge" returns include the maximum sales charge of 4.75% for class A shares. Liberty Income Bond Fund Class A commenced operations on July 31, 2000. Historical performance for the period prior to July 31, 2000 is based on the performance of the fund's class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Liberty Income Bond Fund Class A to the Lehman Brothers Intermediate Credit Bond Index, an unmanaged group of investment grade bonds not associated with any Liberty or Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

Portfolio Manager's Report
--------------------------------------------------------------------------------

COMMENTARY FROM STEVE LOCKMAN, PORTFOLIO MANAGER OF LIBERTY INCOME BOND FUND CLASS A AND SR&F INCOME PORTFOLIO

For the six months ended December 31, 2001, Liberty Income Bond Fund Class A generated a total return of 2.68% without a sales charge. The fund underperformed its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which posted a 4.52% total return for the same period.

DURATION, CREDIT QUALITY ACCOUNTED FOR RELATIVE PERFORMANCE

In a relatively positive environment for bonds, the fund's duration - a measure of sensitivity to changing interest rates - was longer than its benchmark, which accounted for its underperformance. We lengthened duration going into the second half of the six-month period because we expected long-term interest rates to come down in a challenging economic environment. Instead, investor confidence improved and long-term interest rates turned upward in November. As a result, we cut back on our investment in bonds with intermediate maturities, and that brought our average maturity and duration down slightly by the end of the period.

         Sector and security selection were more important to the portfolio's overall achievements. In general, we managed to avoid a large number of investments that were affected by negative events. Our analysts helped us steer clear of bonds issued by companies such as Lucent Technologies, Kmart, J.C. Penney and Xerox, all of which encountered trouble during the period. We also managed to avoid Enron, which declared bankruptcy under a cloud of controversy in the fourth quarter.

EMPHASIS ON MEDIUM-QUALITY SECURITIES HELPED AS INVESTOR CONFIDENCE ROSE

Anticipating an improvement in investor confidence, we increased our allocation to medium-quality securities, which did well as investment grade yield spreads narrowed relative to higher-quality securities during the period. Our exposure to media and telecommunications sectors also helped our performance in the second half of the six-month period. Valuations had become extremely attractive; and as investors became more confident that the economy would strengthen next year, they moved into these riskier segments of the market and prices rose.

--------------------------------------------------------------------------------
                                    FUND DATA

   INVESTMENT OBJECTIVE AND STRATEGY:

   Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation. The fund invests all of its assets in SR&F Income Portfolio as part of a master fund-feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which primarily consist of medium- or higher-quality debt securities, and, to a lesser extent lower-quality securities, which may involve greater credit and other risks.

   artwork: compass rose
--------------------------------------------------------------------------------


LOOKING AHEAD

We believe the environment will continue to be attractive for medium- to lower-quality securities in 2002. After four unprecedented years of returns below their coupon rates, high yield bonds look attractive. We have begun to raise our exposure to high yield bonds, ending the period at approximately 25%. We expect to increase our exposure to as much as 32% in the months ahead. We may also add to our investment in industrial bonds. If the economic environment improves, the bonds of companies in the paper and auto parts industries, for example, could benefit. We will likely continue to underweight intermediate-term maturities and take advantage of opportunities to target short- and long-term bonds. Wide yield spreads can make short-term corporate bonds attractive and companies with turnaround potential look attractive on the long end of the yield curve.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of bonds; it is not available for direct investment.

Liberty Income Bond Fund Class A is a class of Stein Roe Income Fund.

Economic and market conditions change frequently. There can be no assurance that the trends described herein will continue or commence.


SR&F Income Portfolio
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 2001 (Unaudited)

CORPORATE BONDS - 89.6%                                                                                       Par           Value
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
   BUILDING CONSTRUCTION - 1.1%
   Beazer Homes USA, Inc., 8.875%, 04/01/08......................................................     $ 3,000,000    $ 3,105,000
                                                                                                                     ------------
FINANCE, INSURANCE & REAL ESTATE - 30.1%
   BROKER - 1.6%
   Citicorp Inc., 8.040%, 12/15/19 (a)...........................................................       4,000,000      4,292,960
                                                                                                                     ------------
   DEPOSITORY INSTITUTIONS - 8.8%
   Abbey National Capital Trust, 8.963%, 12/29/49................................................       2,500,000      2,823,640
   Barclays Bank PLC, 7.375%, 06/29/49 (a).......................................................       2,500,000      2,593,494
   Credit Suisse First Boston London, 7.900%, 12/15/26 (a).......................................       3,500,000      3,642,544
   GS Escrow Corp., 7.125%, 08/01/05.............................................................       3,000,000      2,997,420
   Popular NA, Inc., 6.125%, 10/15/06............................................................       3,000,000      2,930,040
   Sovereign Bancorp, Inc.:
      8.000%, 03/15/03...........................................................................       1,500,000      1,521,570
      10.500%, 11/15/06..........................................................................       1,500,000      1,635,180
   Swiss Bank Corp., 7.375%, 07/15/15............................................................       4,000,000      4,220,840
   The Export-Import Bank of Korea, 6.375%, 02/15/06.............................................       2,000,000      2,057,580
                                                                                                                     ------------
                                                                                                                      24,422,308
                                                                                                                     ------------
   FINANCIAL SERVICES - 6.4%
   ACE Capital Trust II, 9.700%, 04/01/30........................................................       4,500,000      5,086,395
   Credit Suisse FB USA, Inc., 6.125%, 11/15/11..................................................       1,600,000      1,557,280
   LaBranche & Co., Inc., 12.000%, 03/01/07......................................................       2,000,000      2,290,000
   Orion Power Holdings, Inc., 12.000%, 05/01/10.................................................       1,000,000      1,160,000
   PDVSA Finance Ltd.:
      Series 1-A, 7.400%, 08/15/16...............................................................       2,500,000      2,025,000
      Series 1999 F, 8.750%, 02/15/04............................................................       1,132,000      1,143,320
   Spear Leeds & Kellogg LP, 8.250%, 08/15/05 (a)................................................       4,000,000      4,385,880
                                                                                                                     ------------
                                                                                                                      17,647,875
                                                                                                                     ------------
   HOLDING & OTHER INVESTMENT OFFICES - 4.0%
   ERAC USA Finance Co., 8.000%, 11/15/11 (a)....................................................       3,000,000      3,039,420
   HSBC Capital Funding LP, 9.547%, 12/31/49 (a).................................................       2,500,000      2,891,425
   Pemex Project Funding Master Trust, 9.125%, 10/13/10..........................................         750,000        796,641
   Petrobas International Finance, 9.750%, 07/06/11 (a)..........................................       1,500,000      1,478,745
   TPSA Finance BV, 7.750%, 12/10/08 (a) ........................................................       3,000,000      3,010,230
                                                                                                                     ------------
                                                                                                                      11,216,461
                                                                                                                     ------------
   INSURANCE CARRIERS - 1.3%
   Florida Windstorm Underwriting Association, 7.125%, 02/25/19 (a)..............................       2,000,000      2,043,380
   Nationwide Mutual Insurance, 8.250%, 12/01/31 (a).............................................       1,500,000      1,492,215
                                                                                                                     ------------
                                                                                                                       3,535,595
                                                                                                                     ------------
   NONDEPOSITORY CREDIT INSTITUTIONS - 3.0%
   Ford Motor Credit, 6.500%, 01/25/07 ..........................................................       3,500,000      3,434,725
   General Motors Acceptance Corp.:
      6.875%, 09/15/11...........................................................................       1,500,000      1,467,795
      8.000%, 11/01/31...........................................................................       2,250,000      2,268,562
   Household Finance Corp. 6.750%, 05/15/11......................................................       1,000,000        996,880
                                                                                                                     ------------
                                                                                                                       8,167,962
                                                                                                                     ------------
   REAL ESTATE - 5.0%
   American Health Properties, Inc., 7.050%, 01/15/02............................................       3,000,000      2,999,946
   Meditrust Companies., 7.620%, 09/13/05........................................................       2,200,000      2,112,000
   Property Trust of America, 6.875%, 02/15/08...................................................       1,750,000      1,747,550


See notes to investment portfolio.

3

SR&F Income Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
CORPORATE BONDS CONTINUED                                                                                     Par           Value
---------------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE CONTINUED REAL ESTATE CONTINUED The Prudential
   Property Separate Account:
      6.625%, 04/01/09 (a).......................................................................     $ 3,000,000  $   2,888,700
      7.125%, 07/01/07 (a).......................................................................       4,000,000      4,134,360
                                                                                                                   --------------
                                                                                                                      13,882,556
                                                                                                                   --------------
MANUFACTURING - 13.7%
   CHEMICALS & ALLIED PRODUCTS - 1.8%
   Eastman Chemical Co., 7.625%, 06/15/24........................................................       3,000,000      3,099,240
   Lyondell Chemical Co., 9.750%, 09/04/03 (a)...................................................       2,000,000      2,035,000
                                                                                                                   --------------
                                                                                                                       5,134,240
                                                                                                                   --------------
   ELECTRONIC & ELECTRICAL EQUIPMENT - 1.0%
   FirstEnergy Corp.:
      6.450%, 11/15/11...........................................................................         925,000        902,948
      7.325%, 11/15/31...........................................................................       2,000,000      1,940,940
                                                                                                                   --------------
                                                                                                                       2,843,888
                                                                                                                   --------------
   FOOD & KINDRED PRODUCTS - 3.2%
   Coca-Cola Bottling Co. Consolidated, Series A, 8.560%, 02/26/02...............................       2,000,000      2,000,000
   Kellogg Co., 6.600%, 04/01/11.................................................................       3,250,000      3,334,500
   Panamerican Beverages, Inc., 7.250%, 07/01/09.................................................       2,000,000      1,886,240
   Pepsi-Gemex SA, 9.750%, 03/30/04..............................................................       1,500,000      1,582,500
                                                                                                                   --------------
                                                                                                                       8,803,240
                                                                                                                   --------------
   MACHINERY & COMPUTER EQUIPMENT - 0.6%
   Cincinnati Milacron, Inc., 8.375%, 03/15/04...................................................       2,000,000      1,580,000
                                                                                                                   --------------
   MISCELLANEOUS MANUFACTURING - 1.3%
   AMETEK, Inc., 7.200%, 07/15/08 (a)............................................................       1,000,000        962,610
   Briggs & Stratton Corp., 8.875%, 03/15/11.....................................................         850,000        881,875
   Dana Corp., 9.000%, 08/15/11 (a)..............................................................       1,100,000      1,012,000
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.................................................       1,019,000        866,150
                                                                                                                   --------------
                                                                                                                       3,722,635
                                                                                                                   --------------
   PAPER PRODUCTS - 1.7%
   Georgia Pacific Corp., 8.875%, 05/15/31.......................................................       2,400,000      2,386,872
   Norske Skogindustrier, 7.625%, 10/15/11 (a)...................................................       2,250,000      2,271,397
                                                                                                                   --------------
                                                                                                                       4,658,269
                                                                                                                   --------------
   PRINTING & PUBLISHING - 0.4%
   Primedia, Inc., 8.875%, 05/15/11..............................................................       1,250,000      1,125,000
                                                                                                                   --------------
   RUBBER & PLASTIC - 1.0%
   The Goodyear Tire & Rubber Co., 7.857%, 08/15/11..............................................       3,000,000      2,803,110
                                                                                                                   --------------

   TOBACCO PRODUCTS - 1.2%

   UST, Inc., 8.800%, 03/15/05...................................................................       3,000,000      3,242,460
                                                                                                                   --------------

   TRANSPORTATION EQUIPMENT - 1.5%
   Systems 2001 Asset Trust:
      6.664%, 09/15/13 (a).......................................................................       1,676,844      1,728,767
      7.156%, 12/15/11 (a).......................................................................       2,235,762      2,301,649
                                                                                                                   --------------
                                                                                                                       4,030,416
                                                                                                                   --------------



See notes to investment portfolio.

4


SR&F Income Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

CORPORATE BONDS CONTINUED                                                                                     Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 5.1%
   OIL & GAS EXTRACTION - 2.8%
   Husky Oil Ltd., 8.900%, 08/15/28..............................................................     $ 3,000,000   $   3,131,154
   Noble Drilling Corp., 7.500%, 03/15/19........................................................       3,500,000       3,460,835
   YPF Sociedad Anonima, 7.500%, 10/26/02........................................................       1,025,817         984,784
                                                                                                                    -------------
                                                                                                                        7,576,773
                                                                                                                    -------------
   OIL & GAS FIELD SERVICES - 2.3%
   Burlington Resources Inc., 6.500%, 12/01/11 (a)...............................................       1,500,000       1,448,460
   Devon Energy Corp., 7.875%, 09/30/31 (a)......................................................       2,600,000       2,629,224
   Hanover Equipment Trust 01 B, 8.750%, 09/01/11 (a)............................................         650,000         672,750
   SESI LLC, 8.875%, 05/15/11....................................................................       1,750,000       1,671,250
                                                                                                                    -------------
                                                                                                                        6,421,684
                                                                                                                    -------------
RETAIL TRADE - 0.6%
   GENERAL MERCHANDISE STORES - 0.6%
   Buhrmann US, Inc., 12.250%, 11/01/09..........................................................       1,750,000       1,758,750
                                                                                                                    -------------
SERVICES - 12.1%
   AMUSEMENT & RECREATION - 1.3%
   Harrahs Operating Co., Inc., 7.125%, 06/01/07.................................................       2,750,000       2,804,560
   Six Flags, Inc., 9.500%, 02/01/09.............................................................         750,000         759,375
                                                                                                                    -------------
                                                                                                                        3,563,935
                                                                                                                    -------------
   BUSINESS SERVICES - 0.4%
   DynCorp, Inc., 9.500%, 03/01/07...............................................................       1,000,000       1,020,000
                                                                                                                    -------------
   HEALTH SERVICES - 3.8%
   HCA, Inc.:
      7.125%, 06/01/06...........................................................................       4,000,000       4,066,680
      8.750%, 09/01/10...........................................................................       1,550,000       1,693,375
   Lilly Del Mar, Inc., 7.717%, 08/01/29 (a).....................................................       2,250,000       2,360,848
   Manor Care, Inc., 8.000%, 03/01/08............................................................         750,000         791,475
   Quest Diagnostic, Inc., 7.500%, 07/12/11......................................................       1,000,000       1,039,650
   Triad Hospitals, Inc., 8.750%, 05/01/09.......................................................         575,000         603,750
                                                                                                                    -------------
                                                                                                                       10,555,778
                                                                                                                    -------------
   HOTELS, CAMPS & LODGING - 4.9%
   Hyatt Equities LLC, 7.000%, 05/15/02 (a)......................................................       5,000,000       5,060,200
   Marriott International, Inc., 6.875%, 11/15/05................................................       5,000,000       5,081,350
   Prime Hospitality Corp., 9.750%, 04/01/07.....................................................       3,500,000       3,535,000
                                                                                                                    -------------
                                                                                                                       13,676,550
                                                                                                                    -------------
   MEDIA - 1.7%
   AOL Time Warner, Inc. 7.625%, 04/15/31........................................................       2,750,000       2,882,385
   Viacom, Inc., 7.875%, 07/30/30................................................................       1,750,000       1,918,053
                                                                                                                    -------------
                                                                                                                        4,800,438
                                                                                                                    -------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 26.9%
   AIR TRANSPORTATION - 5.7%
   Air 2 US, 8.027%, 10/01/19 (a)................................................................       2,547,811       2,206,048
   American Airlines, Inc.:
      1999-1-A2, 7.024%, 04/15/11................................................................       3,029,000       2,887,546
      Pass Through Certificates, Series 91-A, 9.710%, 01/02/07...................................       2,197,795       2,108,741
   Delta Air Lines, Inc. 7.779%, 11/18/05........................................................       3,750,000       3,637,837
   Sabre Holdings Corp., 7.350%, 08/01/11........................................................       2,250,000       2,112,727
   Southwest Airlines Co., 5.496%, 11/01/06......................................................       3,000,000       2,921,280
                                                                                                                    -------------
                                                                                                                       15,874,179
                                                                                                                    -------------



See notes to investment portfolio.

5


SR&F Income Portfolio Continued
--------------------------------------------------------------------------------

December 31, 2001 (Unaudited)
CORPORATE BONDS CONTINUED                                                                                     Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES
   CABLE - 2.5%
   CSC Holdings, Inc., 7.875%, 02/15/18..........................................................     $ 3,750,000    $  3,607,312
   Century Communications Corp., 9.750%, 02/15/02................................................       1,850,000       1,905,500
   Continental Cablevision, Inc., 8.875%, 09/15/05...............................................       1,200,000       1,299,492
                                                                                                                     ------------
                                                                                                                        6,812,304
                                                                                                                     ------------
   COMMUNICATIONS - 1.9%
   Intermedia Communications, Inc., (b) 03/01/09 (12.250% 03/01/04)..............................       4,000,000       3,560,000
   Level 3 Communications, Inc., 10.375%, 05/01/07...............................................       1,500,000       1,605,000
                                                                                                                     ------------
                                                                                                                        5,165,000
                                                                                                                     ------------
   ELECTRIC SERVICES - 8.9%
   AES Corp.:
      8.750%, 06/15/08...........................................................................       1,250,000       1,100,000
      9.500%, 06/01/09...........................................................................       1,000,000         890,000
   AES Eastern Energy, LP, 9.670%, 01/02/29......................................................       1,250,000       1,232,050
   Allegheny Energy, Inc., 7.800%, 03/15/11 (a)..................................................         750,000         751,620
   Calpine Canada Energy Finance U.L.C., 8.500%, 05/01/08........................................       1,500,000       1,357,500
   Calpine Corp., 8.500%, 02/15/11...............................................................       1,500,000       1,335,000
   CMS Energy Corp., 8.375%, 07/01/03............................................................       5,000,000       5,075,000
   Edison Mission, 9.875%, 04/15/11..............................................................         500,000         510,000
   Israel Electric Corp Ltd., 7.950%, 05/30/11 (a)...............................................       3,500,000       3,705,205
   Mirant Americas Generation LLC, 7.200%, 10/01/08 (a)..........................................       1,500,000       1,335,000
   National Power Corp., 9.000%, 07/05/02 (a)....................................................       1,500,000       1,507,245
   PSE&G Energy Holdings, 8.500%, 06/15/11.......................................................       2,125,000       2,109,381
   Pinnacle Partners, 8.830%, 08/15/04 (a).......................................................       2,750,000       2,809,647
   Southpoint Calpine, 8.400%, 05/30/12 (a)......................................................       1,000,000         910,000
                                                                                                                     ------------
                                                                                                                       24,627,648
                                                                                                                     ------------
   PIPELINES - 1.0%
   Williams Companies, Inc., 7.750%, 06/15/31....................................................       3,000,000       2,858,220
                                                                                                                     ------------
   SANITARY SERVICES - 0.6%
   Allied Waste North America, 8.875%, 04/01/08..................................................         500,000         511,250
   Waste Management, Inc., 7.375%, 08/01/10......................................................       1,250,000       1,285,088
                                                                                                                     ------------
                                                                                                                        1,796,338
                                                                                                                     ------------
   TELECOMMUNICATION - 6.3%
   AT&T Wireless Services, Inc., 8.750%, 03/01/31................................................       2,750,000       3,091,495
   Cingular Wireless, Inc., 5.625%, 12/15/06 (a).................................................       1,200,000       1,209,972
   Frontier Corp., 7.250%, 05/15/04 (c)..........................................................       5,000,000         625,000
   Rogers Cantel, Inc., 9.375%, 06/01/08.........................................................       3,000,000       3,105,000
   Rogers Wireless, Inc., 9.625%, 05/01/11.......................................................       3,175,000       3,286,125
   Verizon Wireless, Inc., 5.375%, 12/15/06 (a)..................................................       6,000,000       5,965,200
                                                                                                                     ------------
                                                                                                                       17,282,792
                                                                                                                     ------------
TOTAL CORPORATE BONDS
   (cost of $249,781,701)........................................................................                     248,004,364
                                                                                                                     ------------
--------------------------------------------------------------------------------




See notes to investment portfolio.

6

SR&F Income Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

GOVERNMENT OBLIGATIONS - 4.6%                                                                                 Par           Value
---------------------------------------------------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT BONDS - 3.9%
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).................................................     $ 2,000,000    $  1,995,000
   Republic of Panama, 7.875%, 02/13/02 (a)......................................................       2,000,000       1,998,270
   State of Qatar, 9.750%, 06/15/30 (a)..........................................................       2,750,000       3,157,138
   United Mexican States:
      8.375%, 01/14/11...........................................................................       1,750,000       1,811,250
      9.875%, 02/01/10...........................................................................       1,500,000       1,672,500
                                                                                                                     ------------
                                                                                                                       10,634,158
                                                                                                                     ------------
   U.S. GOVERNMENT BONDS & NOTES - 0.7%
   U.S. Treasury Bonds, 6.250%, 05/15/30.........................................................         675,000         730,478
   U.S. Treasury Notes, 5.375%, 02/15/31.........................................................       1,225,000       1,207,201
                                                                                                                     ------------
                                                                                                                        1,937,679
                                                                                                                     ------------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $11,936,128).........................................................................                      12,571,837
                                                                                                                    -------------
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.4%
   NON-DEPOSITORY CREDIT INSTITUTIONS - 0.4%
   Option One Mortgage Securities Corp., 9.660%, 03/26/29 (cost of $1,105,659)...................       1,105,659       1,078,018
                                                                                                                    -------------
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER - 3.6%
   Amstel Funding, 1.800% (d) 01/02/02 (cost of $10,079,496).....................................     $10,080,000      10,079,496
                                                                                                                    -------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.2%
   (cost of $272,902,984)........................................................................                     271,733,715
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 1.8%,..........................................................                       5,023,956
                                                                                                                    -------------
NET ASSETS - 100.0%..............................................................................                    $276,757,671
                                                                                                                    =============
---------------------------------------------------------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
---------------------------------------------------------------------------------------------------------------------------------

(a)  These securities are exempt from registration under Rule 144A of Securities
     Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $85,926,603, which represents 31.0% of net assets.

(b) Stepped coupon bonds. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.

(c) This security is in default of certain debt covenants. Income is not being accrued.

(d)  Represents yield at time of purchase.



See notes to financial statements.


SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001 (Unaudited)

ASSETS:
Investments, at cost............................................................................................     $272,902,984
                                                                                                                     ------------
Investments, at value...........................................................................................     $271,733,715
Cash............................................................................................................            2,286
Receivable for:
   Investments sold.............................................................................................           71,062
   Interest.....................................................................................................        5,049,706
Deferred Trustees' compensation plan............................................................................              324
                                                                                                                     ------------
Total Assets....................................................................................................      276,857,093
                                                                                                                     ------------
LIABILITIES:
Payable for:
   Management fee...............................................................................................           71,865
   Transfer agent fee...........................................................................................              525
   Bookkeeping fee..............................................................................................            2,157
   Trustees' fee................................................................................................              359
Deferred Trustees' fee..........................................................................................              324
Other liabilities...............................................................................................           24,192
                                                                                                                     ------------
   Total Liabilities............................................................................................           99,422
                                                                                                                     ------------
   NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST......................................................     $276,757,671
                                                                                                                     ============



See notes to financial statements.



SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Operations

For the Six Months Ended December 31, 2001 (Unaudited)


INVESTMENT INCOME:
Interest........................................................................................................      $10,927,254
                                                                                                                      -----------
EXPENSES:
Management fee..........................................................................            $  680,441
Bookkeeping fee.........................................................................                 5,090
Transfer agent fee......................................................................                 3,025
Trustees' fee...........................................................................                 2,152
Custody fee.............................................................................                 4,942
Other expenses..........................................................................                26,352
                                                                                                   -----------
   Total Expenses.......................................................................               722,002
Custody earnings credit.................................................................                (4,297)
                                                                                                   -----------
   Net Expenses.........................................................................                                  717,705
                                                                                                                      -----------
   Net Investment Income................................................................                               10,209,549
                                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized gain on investments................................................................................          437,931
Net change in unrealized appreciation/depreciation on investments...............................................       (3,100,481)
                                                                                                                      -----------
   Net Loss.....................................................................................................       (2,662,550)
                                                                                                                      -----------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................      $ 7,546,999
                                                                                                                      ===========



See notes to financial statements.



SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                      (UNAUDITED)
                                                                                                              SIX
                                                                                                     MONTHS ENDED       YEAR ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2001             2001
                                                                                                  --------------- ----------------
OPERATIONS:
Net investment income...........................................................................     $ 10,209,549     $ 18,705,807
Net realized gain on investments................................................................          437,931          632,780
Net change in unrealized appreciation/depreciation on investments...............................       (3,100,481)       9,234,843
                                                                                                     ------------     ------------
   Net Increase from Operations.................................................................        7,546,999       28,573,430
                                                                                                     ------------     ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions...................................................................................       29,510,173       48,850,061
Withdrawals.....................................................................................      (26,738,519)     (38,926,743)
                                                                                                     ------------     ------------
     Net Increase from Transactions in Investors' Beneficial Interest...........................        2,771,654        9,923,318
                                                                                                     ------------     ------------
     Total Increase in Net Assets...............................................................       10,318,653       38,496,748

NET ASSETS:
Beginning of period.............................................................................      266,439,018      227,942,270
                                                                                                     ------------     ------------
End of period...................................................................................     $276,757,671     $266,439,018
                                                                                                     ============     ============

See notes to financial statements.



Stein Roe Income Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001 (Unaudited)


ASSETS:
Investment in Portfolio, at value...............................................................................     $276,757,571
Receivable for:
   Fund shares sold.............................................................................................        1,289,639
Deferred Trustees' compensation plan............................................................................              996
Other assets....................................................................................................            4,474
                                                                                                                     ------------
   Total Assets.................................................................................................      278,052,680
                                                                                                                     ------------
LIABILITIES:
Payable for:
   Fund shares repurchased......................................................................................          460,316
   Distributions................................................................................................          174,982
   Administration fee...........................................................................................           21,012
   Transfer agent fee...........................................................................................           29,378
   Bookkeeping fee..............................................................................................           11,332
   Trustees' fee................................................................................................              856
Deferred Trustees' fee..........................................................................................              996
Other liabilities...............................................................................................            4,479
                                                                                                                     ------------
   Total Liabilities............................................................................................          703,351
                                                                                                                     ------------
NET ASSETS......................................................................................................     $277,349,329
                                                                                                                     ============
COMPOSITION OF NET ASSETS:
Paid-in capital.................................................................................................     $296,889,622
Overdistributed net investment income...........................................................................          (73,345)
Accumulated net realized loss...................................................................................      (18,297,679)
Net unrealized depreciation on investments......................................................................       (1,169,269)
                                                                                                                     ------------
Net Assets......................................................................................................     $277,349,329
                                                                                                                     ============
CLASS A:
   Net assets...................................................................................................     $      1,261
   Shares outstanding...........................................................................................              133
                                                                                                                     ============
Net asset value and redemption price per share..................................................................     $       9.48
                                                                                                                     ============
Maximum offering price per share................................................................................     $       9.95(a)
                                                                                                                     ============
CLASS S:
   Net assets...................................................................................................     $277,348,068
   Shares outstanding...........................................................................................       29,272,341
                                                                                                                 ================
Net asset value, offering and redemption price per share........................................................     $       9.47
                                                                                                                 ================

(a) Computation of offering price: 100/95.25 of net asset value.



See notes to financial statements.



Stein Roe Income Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest allocated from Portfolio...............................................................................      $10,924,881
                                                                                                                      -----------
EXPENSES:
Expenses allocated from Portfolio.......................................................              $717,546
Administration fee......................................................................               178,022
Service fee - Class A...................................................................                     2
Bookkeeping fee.........................................................................                50,592
Transfer agent fee......................................................................               179,614
Trustees' fee...........................................................................                 5,138
Other expenses..........................................................................                49,697
                                                                                                      --------
   Net Expenses.........................................................................                                1,180,611
                                                                                                                      -----------
   Net Investment Income................................................................                                9,744,270
                                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized gain on investments................................................................................          437,231
Net change in unrealized appreciation/depreciation on investments...............................................       (3,099,956)
                                                                                                                      -----------
   Net Loss.....................................................................................................       (2,662,725)
                                                                                                                      -----------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................      $ 7,081,545
                                                                                                                      ===========


See notes to financial statements.



Stein Roe Income Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                      (UNAUDITED)
                                                                                                              SIX
                                                                                                     MONTHS ENDED       YEAR ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2001           2001 (a)
                                                                                                 ---------------- ----------------
OPERATIONS:
Net investment income...........................................................................    $   9,744,270    $  17,883,736
Net realized gain on investments allocated from Portfolio.......................................          437,231          657,654
Net change in unrealized appreciation/depreciation allocated from Portfolio.....................       (3,099,956)       9,206,317
                                                                                                    -------------    -------------
   Net Increase from Operations.................................................................        7,081,545       27,747,707
                                                                                                    -------------    -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A......................................................................................              (38)             (67)
   Class S......................................................................................       (9,508,724)     (17,944,892)
                                                                                                    -------------    -------------
     Total Distributions Declared to Shareholders...............................................       (9,508,762)     (17,944,959)
                                                                                                    -------------    -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions................................................................................              100            1,029
   Distributions reinvested.....................................................................               38               67
                                                                                                    -------------    -------------
     Net Increase...............................................................................              138            1,096
                                                                                                    -------------    -------------
Class S:
   Subscriptions................................................................................       47,197,065       75,617,322
   Distributions reinvested.....................................................................        8,702,881       16,541,656
   Redemptions..................................................................................      (42,215,959)     (62,960,525)
                                                                                                    -------------    -------------
     Net Increase...............................................................................       13,683,987       29,198,453
                                                                                                    -------------    -------------
Net Increase from Share Transactions............................................................       13,684,125       29,199,549
                                                                                                    -------------    -------------
   Total Increase in Net Assets.................................................................       11,256,908       39,002,297

NET ASSETS:
Beginning of period.............................................................................      266,092,421      227,090,124
                                                                                                    -------------    -------------
End of period...................................................................................    $ 277,349,329    $ 266,092,421
                                                                                                    =============    =============
Overdistributed net investment income...........................................................    $     (73,345)   $     (23,252)
                                                                                                    -------------    -------------
CHANGES IN SHARES:
Class A:
   Subscriptions................................................................................               10              112
   Issued for distributions reinvested..........................................................                4                7
                                                                                                 ---------------- ----------------
     Net Increase...............................................................................               14              119
                                                                                                 ---------------- ----------------
Class S:
   Subscriptions................................................................................        4,902,587        7,999,523
   Issued for distributions reinvested..........................................................          906,550        1,764,082
   Redemptions..................................................................................       (4,418,751)      (6,700,179)
                                                                                                 ---------------- ----------------
     Net Increase...............................................................................        1,390,386        3,063,426
                                                                                                 ---------------- ----------------

(a) Class A shares were initially offered on July 31, 2000.


See notes to financial statements.

Stein Roe Income Fund
Notes To Financial Statements
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)


NOTE 1. ORGANIZATION

Stein Roe Income Fund - Class S and Liberty Income Bond Fund - Class A are the collective series of shares of Stein Roe Income Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests all of its assets in SR&F Income Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed approximately $432,720,000 in securities and other assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor Income Fund contributed cash of $100,000 to its Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, the Fund owned 100.0% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S are presented in a separate semi-annual report.

--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT ACCOUNTING PRINCIPLES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting principles consistently followed by the Fund and Portfolio in preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees (the "Trustees"), which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Trustees believe represents a fair value.

    Investment transactions are accounted for on trade date. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2001.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT TRANSACTIONS & INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Portfolio, but resulted in a reclassification as follows:

                                               INCREASE IN
                                              NET UNREALIZED
                                  DECREASE     APPRECIATION/
                                  IN COST      DEPRECIATION
-----------------------------------------------------------
SR&F Income Portfolio             $(285,601)      $285,601
Stein Roe Income Fund              (285,601)       285,601

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
The effect of this change for the six months ended December 31, 2001 is as follows:

                    DECREASE      INCREASE     INCREASE IN
                      NET      NET UNREALIZED  NET REALIZED
                   INVESTMENT   APPRECIATION/     GAINS/
                     INCOME     DEPRECIATION      LOSSES
-----------------------------------------------------------
SR&F Income
    Portfolio      $(142,178)      $77,826         $64,352
Stein Roe
    Income Fund     (142,178)       77,826          64,352

    The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

FEDERAL INCOME TAXES

    No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

    At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Years of Expiration    Capital Loss Carryforward
------------------------------------------------------------
                 2002-2009                $17,211,007

    Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

    Additionally, the $1,481,869 of net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on July 1, 2001, the first day of the Fund's next taxable year:

DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations, may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in medium or higher-quality debt securities. See the Portfolio of Investments for information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------
NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an affiliate of Fleet National Bank ("Fleet"), an indirect, majority-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), for its services as investment advisor and manager. The management fee for the Portfolio is 0.50% of the first $100 million of average daily net assets and 0.475% thereafter.

    On November 1, 2001, Liberty Financial Companies, Inc., an affiliate of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contracts with the Fund and the Portfolio to Fleet. The Fund and the Portfolio had obtained approval of a new investment advisory contracts by the Portfolio's Trustees and Fund's shareholders, which became effective upon completion of the sale. The new contracts are is identical to the prior contracts in all material respects except for its effective and termination dates.

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets and 0.125% thereafter.

BOOKKEEPING FEES

    The Advisor is responsible for providing pricing and bookkeeping services to the Fund and the Portfolio under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

    Under its pricing and bookkeeping agreement with SR&F Base Trust, on behalf of the Fund and the Portfolio, the Advisor receives from the Portfolio and the Fund, an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEES

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions.

    The Transfer Agent receives reimbursement for certain out-of-pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio.

CLASS A SERVICE FEE

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A average daily net assets as of the 20th of the month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 5. LINE OF CREDIT

The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund--Class A, and Stein Roe High-Yield Municipals Fund), and the SR&F Base Trust (excluding SR&F Cash Reserves Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the six months ended December 31, 2001, the Trusts had no borrowings under the agreement.

--------------------------------------------------------------------------------
NOTE 6. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2001, purchases and sales of investments, other than short-term obligations, were $146,234,742 and $130,636,947, respectively. During the six months ended December 31, 2001, purchases and sales of long-term U.S. Government securities were $46,774,895 and $52,652,276, respectively.

    Unrealized appreciation (depreciation) at December 31, 2001 for generally accepted accounting principles was:

     Gross unrealized appreciation             $   8,236,742
     Gross unrealized depreciation               (9,406,011)
                                         --------------------
       Net unrealized depreciation              $(1,169,269)
                                         --------------------

Financial Highlights

--------------------------------------------------------------------------------

SR&F Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                      SIX MONTHS                                                    PERIOD
                                           ENDED                YEARS ENDED JUNE 30,                 ENDED
                                    DECEMBER 31,   -----------------------------------------        JUNE 30,
                                            2001          2001           2000           1999          1998(a)
                                      ----------    ----------     ----------    -----------   -----------
SELECTED RATIOS
Expenses (b)......................          0.51%(d)      0.53%          0.52%          0.50%         0.51%(d)
Net investment income (b).........          7.26%(c)(d)   7.63%          7.91%          7.17%         7.23%(d)
Portfolio turnover rate...........            70%(e)       128%           205%           203%           77%(e)



(a)  From commencement of operations on February 2, 1998.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 7.36% to 7.26%. Ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)  Annualized.

(e)  Not annualized.


Financial Highlights
--------------------------------------------------------------------------------

Liberty Income Bond Fund - Class A

Selected data for a share outstanding throughout each period is as follows:

                                                                                       (UNAUDITED)
                                                                                        SIX MONTHS        PERIOD
                                                                                             ENDED         ENDED
                                                                                      DECEMBER 31,      JUNE 20,
                                                                                              2001      2001 (a)
                                                                                       -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................          $ 9.54        $ 9.21
                                                                                            ------        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (b)......................................................            0.32 (c)      0.61
   Net realized and unrealized gain (loss) on investments.........................           (0.06)(c)      0.32
                                                                                            ------        ------
      Total from Investment Operations............................................            0.26          0.93
                                                                                            ------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income.....................................................           (0.32)        (0.60)
                                                                                           -------        ------
NET ASSET VALUE, END OF PERIOD....................................................          $ 9.48        $ 9.54
                                                                                            ======        ======
Total return (d)..................................................................            2.68%(e)     10.41%(f)

RATIOS TO AVERAGE NET ASSETS:
Expenses (f)......................................................................           1.09%         1.12%
Net investment income (f).........................................................               6.70%(c)  7.08%
Net assets, end of period (000's).................................................          $    1        $    1

(a) From commencement of operations on July 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.80% to 6.70%. Per share data and ratios for periods prior to December
    31, 2001 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) Annualized.



Shareholder Meeting Results
--------------------------------------------------------------------------------

STEIN ROE INCOME FUND

    On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had $267,389,565.04 of net asset value (NAV) representing shares outstanding. The votes cast were as follows:

PROPOSAL 1. TO APPROVE

A NEW INVESTMENT                              % OF                % OF NAV TO
ADVISORY AGREEMENT:             NAV            NAV              TOTAL NAV VOTED
--------------------------------------------------------------------------------
For                       $204,826,432.93       76.60%                 97.43%
Against                      2,890,530.21        1.08%                  1.37%
Abstain                      2,516,109.01        0.94%                  1.20%

Trustees & Transfer Agent

Douglas A. Hacker
President of UAL Loyalty Services and Executive Vice President of United Airlines (formerly Executive Vice President, Senior Vice President and Chief Financial Officer of UAL, Inc.)

Janet Langford Kelly
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

William E. Mayer
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo
Chief Operating Officer, Fleet Asset Management; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Chief Operations Officer, Mutual Funds, Liberty Financial Companies; Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Thomas C. Theobald
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

Anne-Lee Verville
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report The Transfer Agent for Liberty Income Bond Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Income Bond Fund Class
A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Income Bond Fund Class A

                              GIVE ME LIBERTY. [R]

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Intermediate Bond Fund Class A  Semiannual Report, December 31, 2001


[graphic: head of Statue of Liberty]
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LIBERTY FUNDS
--------------------------------------------------------------------------------
ALL STAR  o  COLONIAL o  NEWPORT o  STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com



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